Schedule of rent expense (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expenses	$ 87,798	$ 92,709	$ 124,024	$ 125,857